Cash and Investments - Schedule of Fixed Income Maturity (Details) - Debt securities - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Investment [Line Items]
Amortized cost	$ 9,814.3	$ 9,517.1
Fair value	$ 10,290.8	$ 10,167.5
Effective interest rate	4.00%	4.70%
Due in 1 year or less
Investment [Line Items]
Amortized cost	$ 3,383.9	$ 1,649.4
Fair value	3,537.6	1,779.0
Due after 1 year through 5 years
Investment [Line Items]
Amortized cost	3,540.7	3,245.9
Fair value	3,720.2	3,447.6
Due after 5 years through 10 years
Investment [Line Items]
Amortized cost	1,017.6	1,046.7
Fair value	1,054.3	1,031.3
Due after 10 years
Investment [Line Items]
Amortized cost	1,872.1	3,575.1
Fair value	$ 1,978.7	$ 3,909.6